Pensions and other postretirement benefits (Details 4) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	CAD 17,917
Fair value of plan assets at end of year	17,831	CAD 17,917
Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	357
Fair value of plan assets at end of year	383	357
Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,012
Fair value of plan assets at end of year	1,076	1,012
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,097	1,325
Actual return relating to assets still held at the reporting date	(9)	(179)
Purchases	1	23
Sales		(3)
Disbursements	(43)	(69)
Fair value of plan assets at end of year	1,046	1,097
Fair Value Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	331	317
Actual return relating to assets still held at the reporting date	15	34
Purchases	1	23
Sales		(3)
Disbursements	(23)	(40)
Fair value of plan assets at end of year	324	331
Fair Value Level 3 [Member] | Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	766	1,008
Actual return relating to assets still held at the reporting date	(24)	(213)
Purchases	0	0
Sales		0
Disbursements	(20)	(29)
Fair value of plan assets at end of year	CAD 722	CAD 766